CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 837,999	$ 426,409	$ 356,128
Operating expenses
Research and development expenses	(302,001)	(386,893)	(299,086)
Selling expenses	(53,392)	(43,933)	(37,827)
Administrative expenses	(79,784)	(92,173)	(89,298)
Total operating expenses	(819,624)	(834,102)	(684,445)
Income/(Loss) from operations	18,375	(407,693)	(328,317)
Gain on divestment of an equity investee			121,310
Other income/(expense)
Interest income	36,145	9,599	2,076
Other income	12,949	1,833	2,426
Interest expense	(759)	(652)	(592)
Other expense	(8,402)	(13,509)	(12,643)
Total other income/(expense)	39,933	(2,729)	(8,733)
Income/(loss) before income taxes and equity in earnings of equity investees	58,308	(410,422)	(215,740)
Income tax (expense)/benefit	(4,509)	283	(11,918)
Equity in earnings of equity investees, net of tax	47,295	49,753	60,617
Net income/(loss)	101,094	(360,386)	(167,041)
Less: Net income attributable to non-controlling interests	(314)	(449)	(27,607)
Net income/(loss) attributable to the Company	$ 100,780	$ (360,835)	$ (194,648)
Earnings/(losses) per share attributable to the Company - basic (US$ per share)	$ 0.12	$ (0.43)	$ (0.25)
Earnings/(losses) per share attributable to the Company - basic (US$ per share)	$ 0.12	$ (0.43)	$ (0.25)
Number of shares used in per share calculation-basic (in shares)	849,654,296	847,143,540	792,684,524
Number of shares used in per share calculation-diluted (in shares)	869,196,348	847,143,540	792,684,524
Third parties
Revenue
Revenue	$ 829,254	$ 420,609	$ 351,347
Related parties
Revenue
Revenue	8,745	5,800	4,781
Goods | Third parties
Revenue
Revenue	388,924	314,329	266,199
Operating expenses
Costs of good and service	(331,984)	(268,698)	(229,448)
Goods | Related parties
Revenue
Revenue	8,264	5,293	4,256
Operating expenses
Costs of good and service	(4,777)	(3,616)	(3,114)
Services-commercialization
Revenue
Revenue	48,608	41,275	27,428
Services-commercialization | Third parties
Revenue
Revenue	48,608	41,275	27,428
Operating expenses
Costs of good and service	(47,686)	(38,789)	(25,672)
Services-research and development
Revenue
Revenue	481	507	525
Services-research and development | Related parties
Revenue
Revenue	481	507	525
Services-collaboration research and development
Revenue
Revenue	80,397	23,741	18,995
Services-collaboration research and development | Third parties
Revenue
Revenue	80,397	23,741	18,995
Other collaboration revenue-royalties
Revenue
Revenue	32,470	26,310	15,064
Other collaboration revenue-royalties | Third parties
Revenue
Revenue	32,470	26,310	15,064
Other collaboration revenue-licensing
Revenue
Revenue	278,855	14,954	23,661
Other collaboration revenue-licensing | Third parties
Revenue
Revenue	$ 278,855	$ 14,954	$ 23,661